Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14:- RELATED PARTY TRANSACTIONS

Benefits to key executive personnel:

	Year ended December 31,
	2020	2019	2018

Short-term benefits	$3,821	$3,550	$2,106
Other long-term benefits	-	-	63
Share-based payment	2,197	3,714	2,542
	$6,018	$7,264	$4,711